Trade and Other Receivables - Schedule of Provision Matrix Trade Receivables (Details) - Lifetime expected credit losses [member] - MYR (RM)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 5,208,431	RM 2,097,071
Not past due [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
1 to 30 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	298,136	135,192
31-60 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	26,737	54,898
61-210 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	1,253,628	953,938
211 – 240 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	2,471	670,538
Over 241 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 3,627,459	RM 282,505